Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Mar. 27, 2023	Mar. 26, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The table below reflects compensation of the Company’s principal executive officer (“PEO”), who is the Company’s Chief Executive Officer, and the average compensation of the Company’s non-PEO NEOs, during fiscal years 2025, 2024 and 2023, both as reported in the “Total” column set forth in the “Summary Compensation Table” (the “SCT”) under “Executive Compensation – Summary Compensation Tables – Summary Compensation Table,” and with certain adjustments to reflect the “Compensation Actually Paid”, as defined under SEC rules. In addition, the table below provides the Company’s cumulative total shareholder return (“TSR”) and net income.

Fiscal Year	Summary Compensation Table Total for PEO(1)(3) ($)	Compensation Actually Paid to PEO(1)(5)(6) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2)(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(5)(7) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(8) ($)	Net Income ($ Thousands)
2025	$912,346	$770,695	$ 447,015	$390,490	$68.35	$(9,356)
2024	$430,820	$136,438	$ 418,436	$344,831	$87.98	$4,591
2023	$574,115	$480,560	$ 368,430	$343,058	$93.51	$5,650

(1)	During fiscal years 2025, 2024 and 2023, the PEO was Ms. Olivia W. Elliott.

(2)	During fiscal years 2025, 2024 and 2023, the non-PEO NEOs consisted of Mr. Demarest and Ms. Sheridan.

(3)	Represents the total compensation of the PEO, as reported in the “Total” column of the SCT for the fiscal years presented.

(4)	Represents the average of the total compensation of each of the non-PEO NEOs, as reported in the “Total” column of the SCT for the fiscal years presented.

(5)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S‐K and do not reflect compensation actually earned, realized or received by the NEOs. Equity values are calculated in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(6)

The table below sets forth the adjustments made to the total compensation of the PEO, as reported in the “Total” column of the SCT for the fiscal years presented, to determine the Compensation Actually Paid to the PEO for each fiscal year presented.

PEO Total Compensation Amount	$ 912,346	$ 430,820	$ 574,115	$ 574,115
PEO Actually Paid Compensation Amount	$ 770,695	136,438	480,560	480,560
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation Actually Paid to PEO	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023
“Total” column as reported in SCT	$912,346	$430,820	$574,115
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(477,500)	$-	$(146,250)
Deduction for amounts reported under the “Option Awards” column in the SCT	$-	$-	$-
Increase for fair value of awards granted during the year that remain unvested as of year end	$461,250	$-	$144,000
Increase for fair value of awards granted during year that vest during year	$-	$-	$-
Increase/deduction for change in fair value from prior year end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(94,401)	$(291,000)	$(81,934)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	$(31,000)	$(3,382)	$(10,171)
Deduction of fair value of awards granted prior to year that were forfeited during year	$-	$-	$-
Increase based upon incremental fair value of awards modified during year	$-	$-	$-
Increase based on dividends or other earnings paid during year prior to vesting date of award	$-	$-	$800
Compensation Actually Paid to PEO	$770,695	$136,438	$480,560

Non-PEO NEO Average Total Compensation Amount	$ 447,015	418,436	368,430	368,430
Non-PEO NEO Average Compensation Actually Paid Amount	$ 390,490	344,831	343,058	343,058
Adjustment to Non-PEO NEO Compensation Footnote
(7)

The table below sets forth the adjustments made to the average total compensation of the non-PEO NEOs, as reported in the “Total” column of the SCT for the fiscal years presented, to determine the average Compensation Actually Paid to the non-PEO NEOs for each fiscal year presented.

Reconciliation of Non-PEO NEOs SCT Total and Compensation Actually Paid	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023
Average “Total” column as reported in SCT	$447,015	$418,436	$368,430
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(9,550)	$(92,110)	$(43,875)
Deduction for amounts reported under the “Option Awards” column in the SCT	$-	$(4,606)	$(8,980)
Increase for fair value of awards granted during the year that remain unvested as of year end	$9,225	$101,490	$53,321
Increase for fair value of awards granted during year that vest during year	$-	$-	$-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(44,720)	$(75,181)	$(21,530)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(11,480)	$(3,198)	$(6,308)
Deduction of fair value of awards granted prior to year that were forfeited during year	$-	$-	$-
Increase based upon incremental fair value of awards modified during year	$-	$-	$-
Increase based on dividends or other earnings paid during year prior to vesting date of award	$-	$-	$2,000
Average Compensation Actually Paid to Non-PEO NEOs	$390,490	$344,831	$343,058

(8)

Assumes $100 invested in the Common Stock on April 4, 2022, and reinvestment of all dividends. TSR for fiscal year 2023 is for that year only. TSR for fiscal year 2024 is a two-year return from April 4, 2022 through March 31, 2024. TSR for fiscal year 2025 is a three-year return from April 4, 2022 through March 30, 2025.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between Compensation Actually Paid and Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to the PEO, the average of Compensation Actually Paid to the Non-PEO NEOs and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to the PEO, the average of Compensation Actually Paid to the Non-PEO NEOs and the Company’s net income during each of the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 68.35	87.98	93.51
Net Income (Loss)	9,356	4,591	$ 5,650
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,225	101,490		53,321
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,720)	(75,181)		(21,530)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,480)	(3,198)		(6,308)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		2,000
PEO | Deduction For Amounts Reported Under the Stock Awards Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,550)	(92,110)		(43,875)
PEO | Deduction For Amounts Reported Under The Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,606)		(8,980)
PEO | Increase Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	461,250	0		144,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,401)	(291,000)		(81,934)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,000)	(3,382)		(10,171)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		800
Non-PEO NEO | Deduction For Amounts Reported Under the Stock Awards Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(477,500)	0		(146,250)
Non-PEO NEO | Deduction For Amounts Reported Under The Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
Non-PEO NEO | Increase Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0		$ 0